Cover	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Aditxt, Inc. (the “Company”) previously filed a Current Report on Form 8-K (the “Original Form 8-K”) indicating that on April 26, 2024, the Company received notice from Evofem Biosciences, Inc. (“Evofem”) that Evofem was exercising its right to terminate the Merger Agreement as a result of the Company’s failure to provide the Initial Parent Equity Investment (as defined in the Merger Agreement, as amended). The Company is filing this Amendment to the Original Form 8-K to amend and restate the disclosure provided under Item 1.02 of the Original 8-K and to provide certain additional disclosure regarding the Fourth Amendment (as defined below) which nullified the Termination Notice.
Document Period End Date	Apr. 26, 2024
Entity File Number	001-39336
Entity Registrant Name	Aditxt, Inc.
Entity Central Index Key	0001726711
Entity Tax Identification Number	82-3204328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	737 N. Fifth Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	650
Local Phone Number	870-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ADTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false